Description of Organization and Business Operations - Business Combination (Details)		3 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 01, 2025 USD ($)	Mar. 04, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Description of Organization and Business Operations
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Price per share (in dollars per share) | $ / shares		$ 11.5	$ 11.5
Shares authorized (in shares) | shares	501,000,000
Common stock, shares authorized (in shares) | shares	500,000,000	500,000,000	500,000,000			500,000,000
Preferred stock, shares authorized (in shares) | shares	1,000,000	1,000,000	1,000,000			1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Conversion of stock (in shares) | shares	112,222,220
Number of shares converted into (in shares) | shares	17,500,000
Share conversion ratio	0.1559
Gross proceeds from issuance of common stock for PIPE investment		$ 3,585,308	$ 10,556,500
Conversion of related party short-term debt into common stock			$ 14,797,901
Deferred underwriting fees payable	$ 7,000,000
Stock issuable for settlement of deferred underwriting fees (in shares) | shares	700,000
Liability of underwriting fees	$ 7,049,000
Fair value of common shares				$ 7,245,000
Feelux Co. Ltd
Description of Organization and Business Operations
Number of shares converted into (in shares) | shares	4,000,000
Feelux and Car-Tcellkor
Description of Organization and Business Operations
Conversion of principal and accrued interest amount	$ 11,481,146
Conversion of principal and accrued interest shares (in shares) | shares	9,999,999
Private placement
Description of Organization and Business Operations
Number of shares issued (in shares) | shares	1,500,000
Total consideration	$ 15,000,000
Gross proceeds from issuance of common stock for PIPE investment	10,556,500
Proceeds from issuance of private placement investor	7,129,500
Proceeds from issuance of private placement investor funded	3,427,000
Conversion of related party short-term debt into common stock	3,427,000
Principal and accrued interest	3,316,756
Related parties debt	4,443,500
Unsecured promissory note settled and converted	4,443,500
Consortium Loan of related parties | Private placement
Description of Organization and Business Operations
Conversion of related party short-term debt into common stock	$ 4,443,500
Iris
Description of Organization and Business Operations
Number of shares converted into (in shares) | shares	114,633
Conversion of related party short-term debt into common stock	$ 14,797,901
Principal and accrued interest	3,316,756
Conversion of principal and accrued interest amount	11,481,146
Recognized liability assumed	10,694,604
Payments to acquire businesses	1,518,381
Accrued interest	$ 169,201
Iris | Redeemable warrant
Description of Organization and Business Operations
Number of warrants held in each unit (in shares) | shares					0.25
Iris | Class A shares
Description of Organization and Business Operations
Shares redeemed (in shares) | shares					59,844
Cash redemption price per share (in dollars per share) | $ / shares					$ 11.74
Aggregate cash redemption amount					$ 702,359
Number of shares held in each unit (in shares) | shares					1
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Conversion of stock (in shares) | shares	7,014,633
Share conversion ratio	1
Iris Acquisition Holdings, LLC
Description of Organization and Business Operations
Number of shares converted into (in shares) | shares	6,900,000
Liminatus and Iris
Description of Organization and Business Operations
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Number of common shares converted					1
Liminatus and Iris | Non-redeemable warrant
Description of Organization and Business Operations
Price per share (in dollars per share) | $ / shares					$ 11.5
Liminatus and Iris | Class A shares | Non-redeemable warrant
Description of Organization and Business Operations
Number of shares called by each warrant (in shares) | shares					1